Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Summary of Detailed Information about Trade and other Payables

	$ million
	Dec 31, 2024		Dec 31, 2023
	Current	Non-current	Current	Non-current
Trade payables	29,767	—	34,591	—
Other payables [A]	9,838	2,990	9,887	2,835
Sales taxes, excise duties and similar levies	3,439	—	3,105	—
Amounts due to joint ventures and associates	6,410	67	7,519	33
Accruals and deferred income	11,239	233	13,135	235
Total	60,693	3,290	68,237	3,103
[A]Includes obligations under environmental compliance schemes of $3,935 million as at December 31, 2024 (2023: $4,046 million). (See Note 5).